Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories, net
	December 31, 2020	December 31, 2019
Raw materials	$184,681	$239,983
Finished goods	838,579	792,492
	1,023,260	1,032,475
Less: Inventory allowance	(293,053)	(144,272)
Inventories, net	$730,207	$888,203